As filed with the Securities and Exchange Commission on March 25, 2026.

File Nos. 033-23493 and 811-05583

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

Registration Statement Under The Securities Act of 1933 [X]

Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 119	[X]

and/or

Registration Statement Under The Investment Company Act of 1940 [X]

Amendment No. 120	[X]

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
(a Delaware Statutory Trust)
(Exact Name of Registrant as Specified in Charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code (650) 312-2000

Alison E. Baur, Esq., One Franklin Parkway, San Mateo, CA 94403-1906
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on May 1, 2026 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate check the following box:

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Amendment to the registration statement of the Registrant on Form N-1A (the “Amendment”) relates only to the prospectus and statement of additional information of Franklin Gold and Precious Metals VIP Fund, a new series of the Registrant and does not otherwise delete, amend, or supersede any other information relating to any other series of the Registrant.

PART A AND PART B

Post-Effective Amendment No. 117 to the Registrant’s Registration Statement on Form N-1A (“PEA 117”), relating only to the Franklin Gold and Precious Metals VIP Fund, a new series of the Registrant (the “Fund”), was filed on December 16, 2025 (Accession #0001655589-25-000253) pursuant to Rule 485(a)(2). Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, Post-Effective Amendment No. 118 to the Registration Statement, relating only to the Fund, was filed on February 26, 2026 (Accession # 0001655589-26-000153) for the sole purpose of designating March 27, 2026, as the new effective date to Post-Effective Amendment No. 117. Pursuant to Rule 485(b)(1)(iii) of the 1933 Act, this Post-Effective Amendment No. 119 to the Registrant’s Registration Statement on Form N-1A, relating only to the Fund, is being filed for the sole purpose of designating May 1, 2026, as the new date upon which PEA 117 shall become effective.

Accordingly, the prospectus and Statement of Additional Information of the Fund, as filed in PEA 117, are incorporated herein by reference in their entirety into this filing.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
File Nos. 033-23493 & 811-05583

PART C
Other Information

Item 28. Exhibits

The following exhibits are incorporated by reference to the previously filed documents indicated below, except as noted:

(a)	Agreement and Declaration of Trust

(i)

Amended and Restated Agreement and Declaration of Trust of Franklin Templeton Variable Insurance Products Trust, a Delaware Statutory Trust dated May 18, 2018

Filing: Post-Effective Amendment No. 102 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: January 23, 2019

(b)	By-Laws

(i)

Amended and Restated By-Laws of Franklin Templeton Variable Insurance Products Trust, a Delaware Statutory Trust effective as of May 18, 2018

Filing: Post-Effective Amendment No. 102 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: January 23, 2019

(ii)

Certificate of Amendment of By-Laws of Franklin Templeton Variable Insurance Products Trust dated January 17, 2019

Filing: Post-Effective Amendment No. 104 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: April 29, 2019

(c)	Instruments Defining Rights of Security Holders

	(i)	Agreement and Declaration of Trust
		(a)	Article III, Shares
		(b)	Article V, Shareholders’ Voting Powers and Meetings
		(c)	Article VI, Net Asset Value, Distributions, Redemptions and Transfers
		(d)	Article VIII, Certain Transactions – Section 4
		(e)	Article X, Miscellaneous – Section 4

	(ii)	Amended and Restated By-Laws
		(a)	Article II, Meetings of Shareholders
		(b)	Article VI, Records and Reports – Section 1, 2 and 3
		(c)	Article VII, General Matters: - Sections 3,4, 6, 7
		(d)	Article VIII, Amendment – Section 1

	(iii)	Part B: Statement of Additional Information – Item 22

(d)	Investment Advisory Contracts

(i)

Amended and Restated Investment Management Agreement dated May 1, 2021 between the Registrant, on behalf of Franklin DynaTech VIP Fund and Franklin Advisers, Inc.

Filing: Post-Effective Amendment No. 116 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: April 28, 2025

(ii)

Investment Management Agreement between the Registrant, on behalf of Franklin Global Real Estate VIP Fund and Franklin Advisers, Inc. dated March 9, 2023

Filing: Post-Effective Amendment No. 115 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: April 25, 2024

(iii)

Amended and Restated Investment Management Agreement between the Registrant, on behalf of Franklin Large Cap Growth VIP Fund and Franklin Advisers, Inc. dated December 29, 2017

Filing: Post-Effective Amendment No. 106 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: April 27, 2020

(iv)

Amended and Restated Investment Management Agreement between the Registrant, on behalf of, Franklin Growth and Income VIP Fund, Templeton Global Bond VIP Fund, Franklin Income VIP Fund and Franklin U.S. Government Securities VIP Fund and Franklin Advisers, Inc. dated December 29, 2017

Filing: Post-Effective Amendment No. 106 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: April 27, 2020

(v)

Investment Management Agreement between the Registrant, on behalf of Franklin Rising Dividends VIP Fund and Franklin Advisers, Inc. dated November 1, 2017

Filing: Post-Effective Amendment No. 100 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: April 27, 2018

(vi)

Amended and Restated Investment Management Agreement between the Registrant, on behalf of Franklin Small Cap Value VIP Fund and Franklin Mutual Advisers, LLC dated November 1, 2018

Filing: Post-Effective Amendment No. 102 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: January 23, 2019

(vii)

Amended and Restated Investment Management Agreement dated December 29, 2017 between the Registrant, on behalf of Franklin Small-Mid Cap Growth VIP Fund and Franklin Advisers, Inc.

Filing: Post-Effective Amendment No. 106 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: April 27, 2020

(viii)

Amended and Restated Investment Management Agreement dated December 27, 2017 between the Registrant, on behalf of Franklin Strategic Income VIP Fund and Franklin Advisers, Inc.

Filing: Post-Effective Amendment No. 106 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: April 27, 2020

(ix)

Amended and Restated Investment Management Agreement between the Registrant, on behalf of Franklin Mutual Global Discovery VIP Fund and Franklin Mutual Shares VIP Fund and Franklin Mutual Advisers, LLC dated May 1, 2018

Filing: Post-Effective Amendment No. 106 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: April 27, 2020

(x)

Amended and Restated Investment Management Agreement between the Registrant, on behalf of Templeton Developing Markets VIP Fund and Templeton Asset Management Ltd. dated May 1, 2018

Filing: Post-Effective Amendment No. 102 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: January 23, 2019

(xi)

Amended and Restated Investment Management Agreement between the Registrant, on behalf of Templeton Foreign VIP Fund and Templeton Investment Counsel, LLC dated May 1, 2022

Filing: Post-Effective Amendment No. 114 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: April 27, 2023

(xii)

Amended and Restated Investment Management Agreement between the Registrant, on behalf of Templeton Growth VIP Fund and Templeton Global Advisors Limited dated December 29, 2017

Filing: Post-Effective Amendment No. 106 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: April 27, 2020

(xiii)

Investment Management Agreement dated May 1, 2015 between the Registrant, on behalf of Franklin VolSmart Allocation VIP Fund and Franklin Advisers, Inc.

Filing: Post-Effective Amendment No. 92 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: April 27, 2016

(xiv)

Investment Management Agreement dated May 1, 2019 between the Registrant, on behalf of Franklin Allocation VIP Fund and Franklin Advisers, Inc.

Filing: Post-Effective Amendment No. 104 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: April 29, 2019

(xv)

Subadvisory Agreement dated May 1, 2019 between the Registrant, on behalf of Franklin Allocation VIP Fund between Franklin Advisers, Inc. and Templeton Global Advisors Limited

Filing: Post-Effective Amendment No. 104 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: April 29, 2019

(xvi)

Subadvisory Agreement dated May 1, 2019 between the Registrant, on behalf of Franklin Allocation VIP Fund between Franklin Advisers, Inc. and Franklin Templeton Institutional, LLC (International Growth Strategy)

Filing: Post-Effective Amendment No. 104 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: April 29, 2019

(xvii)

Subadvisory Agreement dated May 1, 2019 between the Registrant, on behalf of Franklin Allocation VIP Fund between Franklin Advisers, Inc. and Franklin Templeton Institutional, LLC (Investment Grade Strategy)

Filing: Post-Effective Amendment No. 104 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: April 29, 2019

(xviii)

Subadvisory Agreement dated November 9, 2020 between the Registrant, on behalf of Templeton Developing Markets VIP Fund between Templeton Asset Management LTD and Franklin Templeton Investment Management Limited

Filing: Post-Effective Amendment No. 108 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: February 23, 2021

(xix)

Amendment to Investment Management Agreements between the Registrant and the applicable investment managers dated April 7, 2020

Filing: Post-Effective Amendment No. 109 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: April 27, 2021

(xx)

Amendment to Subadvisory Agreements on behalf of the applicable series of the Registrant dated April 7, 2020

Filing: Post-Effective Amendment No. 109 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: April 27, 2021

(xxi)

Subadvisory Agreement dated March 25, 2022 between the Registrant, on behalf of Franklin Allocation VIP Fund between Franklin Advisers, Inc. and Western Asset Management Company, LLC

Filing: Post-Effective Amendment No. 112 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: April 27, 2022

(xxii)

Subadvisory Agreement dated March 25, 2022 between the Registrant, on behalf of Franklin Allocation VIP Fund between Franklin Advisers, Inc. and Western Asset Management Company Limited

Filing: Post-Effective Amendment No. 112 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: April 27, 2022

(xxiii)

Subadvisory Agreement dated April 29, 2022 between the Registrant, on behalf of Franklin Allocation VIP Fund between Franklin Advisers, Inc. and Brandywine Global Investment Management, LLC

Filing: Post-Effective Amendment No. 114 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: April 27, 2023

(xxiv)

Subadvisory Agreement dated April 29, 2022 between the Registrant, on behalf of Franklin Allocation VIP Fund between Franklin Advisers, Inc. and ClearBridge Investments, LLC

Filing: Post-Effective Amendment No. 114 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: April 27, 2023

(xxv)

Subadvisory Agreement dated March 31, 2023, between the Registrant, on behalf of Franklin Allocation VIP Fund between Franklin Advisers, Inc. and Franklin Templeton Institutional, LLC (U.S. Core Bond Strategy)

Filing: Post-Effective Amendment No. 115 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: April 25, 2024

(xxvi)

Amendment to Subadvisory Agreement dated March 31, 2023, between the Registrant, on behalf of Franklin Allocation VIP Fund between Franklin Advisers, Inc. and Franklin Templeton Institutional, LLC (Investment Grade Strategy)

Filing: Post-Effective Amendment No. 115 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: April 25, 2024

(xxvii)

Subadvisory Agreement dated March 29, 2024, between the Registrant, on behalf of Templeton Growth VIP Fund between Templeton Global Advisors Limited and Templeton Asset Management LTD

Filing: Post-Effective Amendment No. 115 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: April 25, 2024

(xxviii)

Subadvisory Agreement dated December 12, 2024, between the Registrant, on behalf of Franklin Allocation VIP Fund between Franklin Advisers, Inc. and Franklin Templeton Institutional, LLC (U.S. Treasury Securities Strategy)

Filing: Post-Effective Amendment No. 116 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: April 28, 2025

(xxix)

Amendment to Subadvisory Agreement dated December 12, 2024, between the Registrant, on behalf of Franklin Allocation VIP Fund between Franklin Advisers, Inc. and Franklin Templeton Institutional, LLC (U.S. Core Bond Strategy)

Filing: Post-Effective Amendment No. 116 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: April 28, 2025

(e)	Underwriting Contracts

(i)

Distribution Agreement between Franklin Templeton Variable Insurance Products Trust and Franklin Distributors, LLC dated July 7, 2021

Filing: Post-Effective Amendment No. 112 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: April 27, 2022

(ii)

Form of Selling Agreements between Franklin Distributors, LLC and Securities Dealers dated July 7, 2021

Filing: Post-Effective Amendment No. 114 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: April 27, 2023

(f)	Bonus or Profit Sharing Contracts

Not Applicable

(g)	Custodian Agreements

(i)

Global Custody Agreement between Registrant and JP Morgan Chase Bank dated March 1, 2020

Filing: Post-Effective Amendment No. 109 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: April 27, 2021

(ii)

Joinder dated July 15, 2020 to Global Custody Agreement between Registrant and JP Morgan Chase Bank dated March 1, 2020

Filing: Post-Effective Amendment No. 109 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: April 27, 2021

(iii)

Custody Agreement between the Registrant on behalf of Franklin Strategic Income VIP Fund and Millennium Trust Company, LLC.

Filing: Post-Effective Amendment No. 109 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: April 27, 2021

(iv)

Second Joinder to Global Custody Agreement between Registrant and JPMorgan Chase Bank dated March 12, 2021

Filing: Post-Effective Amendment No. 110 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: January 14, 2022

(v)

Third Joinder to Global Custody Agreement between Registrant and JPMorgan Chase Bank dated September 1, 2021

Filing: Post-Effective Amendment No. 110 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: January 14, 2022

(vi)

Fourth Joinder to Global Custody Agreement between Registrant and JPMorgan Chase Bank dated March 31, 2023

Filing: Post-Effective Amendment No. 114 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: April 27, 2023

(h)	Other Material Contracts

(i)

Subcontract for Fund Administrative Services between Franklin Advisers, Inc. and Franklin Templeton Services, LLC for services to Franklin DynaTech VIP Fund (formerly, Franklin Flex Cap Growth VIP Fund), Franklin Small-Mid Cap Growth VIP Fund and Franklin Strategic Income VIP dated May 1, 2014 and amended as of May 1, 2016

Filing: Post-Effective Amendment No. 92 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: April 27, 2016

(ii)

Subcontract for Fund Administrative Services between Franklin Mutual Advisers, LLC and Franklin Templeton Services, LLC for services to Franklin Mutual Global Discovery VIP Fund and Franklin Mutual Shares VIP Fund dated May 1, 2014

Filing: Post-Effective Amendment No. 90 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: April 29, 2015

(iii)

Subcontract for Fund Administrative Services between Franklin Advisers, Inc. and Franklin Templeton Services, LLC for services to Franklin Allocation VIP Fund dated May 1, 2019

Filing: Post-Effective Amendment No. 109 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: April 27, 2021

(iv)

Subcontract for Fund Administrative Services Agreement between Franklin Advisers, Inc. and Franklin Templeton Services, LLC for services to Franklin Rising Dividends VIP Fund dated November 1, 2017

Filing: Post-Effective Amendment No. 100 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: April 27, 2018

(v)

Amended and Restated Subcontract for Fund Administrative Services between Templeton Global Advisors Limited and Franklin Templeton Services, LLC for services to Templeton Growth VIP Fund dated April 17, 2012 and amended as of May 1, 2014

Filing: Post-Effective Amendment No. 90 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: April 29, 2015

(vi)

Amended and Restated Subcontract for Fund Administrative Services between Franklin Advisers, Inc. and Franklin Templeton Services, LLC for services to Franklin Growth and Income VIP Fund, Franklin Income VIP Fund, Franklin Large Cap Growth VIP Fund, Franklin U.S. Government Securities VIP Fund and Templeton Global Bond VIP Fund dated April 17, 2012 and amended as of May 1, 2014

Filing: Post-Effective Amendment No. 90 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: April 29, 2015

(vii)

Subcontract for Fund Administrative Services between Franklin Advisers, Inc. and Franklin Templeton Services, LLC for services to Franklin VolSmart Allocation VIP Fund dated May 1, 2014 and amended as of May 1, 2016

Filing: Post-Effective Amendment No. 92 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: April 27, 2016

(viii)

Subcontract for Fund Administrative Services between Templeton Asset Management Ltd. and Franklin Templeton Services, LLC for services to Templeton Developing Markets VIP Fund dated May 1, 2014

Filing: Post-Effective Amendment No. 90 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: April 29, 2015

(ix)

Subcontract for Fund Administrative Services between Templeton Investment Counsel, LLC and Franklin Templeton Services, LLC for services to Templeton Foreign VIP Fund dated May 1, 2014

Filing: Post-Effective Amendment No. 90 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: April 29, 2015

(x)

Second Amended and Restated Transfer Agent and Shareholder Services Agreement between the Registrant and Franklin Templeton Investor Services, LLC dated March 1, 2022

Filing: Post-Effective Amendment No. 114 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: April 27, 2023

(xi)

Subcontract for Fund Administrative Services between Franklin Mutual Advisers, LLC and Franklin Templeton Services, LLC for services to Franklin Small Cap Value VIP Fund dated November 1, 2018

Filing: Post-Effective Amendment No. 104 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: April 29, 2019

(xii)	Fee Waiver and/or Expense Reimbursement Agreement dated June 1, 2020 Filing: Post-Effective Amendment No. 109 to Registration Statement on Form N-1A File No. 033-23493 Filing Date: April 27, 2021

(xiii)

Amendment to Fund Services Agreement dated January 22, 2020 between Franklin Templeton Services, LLC and JPMorgan Chase Bank, N.A.

Filing: Post-Effective Amendment No. 109 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: April 27, 2021

(xiv)

Fund Services Agreement between Franklin Templeton Services, LLC and JPMorgan dated January 22, 2020

Filing: Post-Effective Amendment No. 110 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: January 14, 2022

(xv)

Second Amendment to Fund Services Agreement between Franklin Templeton Services, LLC and JPMorgan Chase Bank dated January 29, 2021

Filing: Post-Effective Amendment No. 112 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: April 27, 2022

(xvi)

Third Amendment to Fund Services Agreement between Franklin Templeton Services, LLC and JPMorgan Chase Bank dated March 12, 2021

Filing: Post-Effective Amendment No. 112 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: April 27, 2022

(xvii)	Form of Rule 12d1-4 Fund of Funds Investment Agreement Filing: Post-Effective Amendment No. 112 to Registration Statement on Form N-1A File No. 033-23493 Filing Date: April 27, 2022

(xviii)

Fourth Amendment to Fund Services Agreement effective September 1, 2021 between Franklin Templeton Services, LLC for the Registrant and JPMorgan dated January 22, 2020

Filing: Post-Effective Amendment No. 114 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: April 27, 2023

(xix)

Fifth Amendment to Fund Services Agreement dated June 10, 2022 between Franklin Templeton Services, LLC for the Registrant and JPMorgan dated January 22, 2020

Filing: Post-Effective Amendment No. 114 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: April 27, 2023

(xx)

Fee Waiver and/or Expense Reimbursement revised August 2023 for Schedule A and B

Filing: Post-Effective Amendment No. 115 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: April 25, 2024

(xxi)

Transfer Agent and Shareholder Services Agreement revised October 1, 2023 for Schedule A

Filing: Post-Effective Amendment No. 115 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: April 25, 2024

(xxii)

Seventh Amendment to Fund Services Agreement dated January 22, 2020 between Franklin Templeton Services, LLC for the Registrant and J.P. Morgan effective June 20, 2024

Filing: Post-Effective Amendment No. 116 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: April 28, 2025

(i)	Legal Opinion

(i)

Legal Opinion, Securities Act of 1933 with respect to FTVIPT DE and each of its series dated April 27, 2007

Filing: Post-Effective Amendment No. 50 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: April 30, 2007

(ii)

Legal Opinion, Securities Act of 1933, with respect to Franklin VolSmart Allocation VIP Fund (formerly, Franklin Managed Volatility Global Allocation VIP Fund) dated January 15, 2013

Filing: Post-Effective Amendment No. 70 to Registration Statement on Form N-1A

File No. 033-23439

Filing Date: January 16, 2013

(j)	Other Opinion

Not Applicable

(k)	Omitted Financial Statement

Not Applicable

(l)	Initial Capital Agreement

Not Applicable

(m)	Rule 12b-1 Plan

(i)

Amended and Restated Class 2 Distribution Plan pursuant to Rule 12b-1 for Franklin Allocation VIP Fund, Franklin DynaTech VIP Fund (formerly, Franklin Flex Cap Growth Allocation VIP Fund), Franklin Global Real Estate VIP Fund, Franklin Growth and Income VIP Fund, Franklin Income VIP Fund, Franklin Large Cap Growth VIP Fund, Franklin Mutual Global Discovery VIP Fund, Franklin Mutual Shares VIP Fund, Franklin Rising Dividends VIP Fund, Franklin Small Cap Value VIP Fund, Franklin Small-Mid Cap Growth VIP Fund, Franklin U.S. Government Securities VIP Fund and Templeton Growth VIP Fund dated July 9, 2009, as revised July 7, 2021

Filing: Post-Effective Amendment No. 112 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: April 27, 2022

(ii)

Amended and Restated Class 2 Distribution Plan pursuant to Rule 12b-1 for Franklin Strategic Income VIP Fund, Templeton Developing Markets VIP Fund, Templeton Foreign VIP Fund and Templeton Global Bond VIP Fund dated July 9, 2009, as revised July 7, 2021

Filing: Post-Effective Amendment No. 112 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: April 27, 2022

(iii)

Amended and Restated Class 4 Distribution Plan pursuant to Rule 12b-1 for Franklin Allocation VIP Fund, Franklin DynaTech VIP Fund (formerly, Franklin Flex Cap Growth Allocation VIP Fund), Franklin Income VIP Fund, Franklin Mutual Global Discovery VIP Fund, Franklin Mutual Shares VIP Fund, Franklin Rising Dividends VIP Fund, Franklin Small Cap Value VIP Fund, Franklin Small-Mid Cap Growth VIP Fund, Franklin Strategic Income VIP Fund, Templeton Developing Markets VIP Fund, Templeton Foreign VIP Fund, Templeton Global Bond VIP Fund and Templeton Growth VIP Fund dated July 9, 2009, as revised July 7, 2021

Filing: Post-Effective Amendment No. 112 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: April 27, 2022

(iv)

Amended and Restated Class 2 Distribution Plan pursuant to Rule 12b-1 for Franklin VolSmart Allocation VIP Fund dated April 1, 2013, as amended July 7, 2021

Filing: Post-Effective Amendment No. 112 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: April 27, 2022

(v)

Amended and Restated Class 5 Distribution Plan pursuant to Rule 12b-1 for Franklin VolSmart Allocation VIP Fund dated May 1, 2015, as revised July 7, 2021

Filing: Post-Effective Amendment No. 112 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: April 27, 2022

(n)	Rule 18f-3 Plan

(i)

Multiple Class Plan on behalf of Franklin VolSmart Allocation VIP Fund dated March 15, 2022

Filing: Post-Effective Amendment No. 112 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: April 27, 2022

(ii)

Amended Multiple Class Plan on behalf of Templeton Developing Markets VIP Fund, Templeton Foreign VIP Fund and Templeton Global Bond VIP Fund as adopted on October 17, 2006 and amended on July 7, 2021

Filing: Post-Effective Amendment No. 112 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: April 27, 2022

(iii)

Amended Multiple Class Plan on behalf of Franklin DynaTech VIP Fund (formerly, Franklin Flex Cap Growth VIP Fund) dated July 7, 2021

Filing: Post-Effective Amendment No. 112 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: April 27, 2022

(iv)

Amended Multiple Class Plan on behalf of Franklin Global Real Estate VIP Fund, Franklin Growth And Income VIP Fund, Franklin Income VIP Fund, Franklin Large Cap Growth VIP Fund, Franklin Mutual Global Discovery VIP Fund, Franklin Mutual Shares VIP Fund, Franklin Rising Dividends VIP Fund, Franklin Small Cap Value VIP Fund, Franklin Small-Mid Cap Growth VIP Fund, Franklin Strategic Income VIP Fund, Franklin U.S. Government Securities VIP Fund and Templeton Growth VIP Fund dated July 7, 2021

Filing: Post-Effective Amendment No. 112 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: April 27, 2022

(v)

Amended Multiple Class Plan on behalf of Franklin Allocation VIP Fund (formerly, Franklin Templeton VIP Founding Funds Allocation Fund) dated July 7, 2021

Filing: Post-Effective Amendment No. 112 to Registration Statement on Form N-1A

File No. 033-23493

Filing Date: April 27, 2022

(p)	Code of Ethics

	(i)	Code of Ethics dated September 9, 2024 Filing: Post-Effective Amendment No. 116 to Registration Statement on Form N-1A File No. 033-23493 Filing Date: April 28, 2025

(q)	Power of Attorney

	(i)	Power of Attorney dated January 3, 2025 Filing: Post-Effective Amendment No. 116 to Registration Statement on Form N-1A File No. 033-23493 Filing Date: April 28, 2025

Item 29. Persons Controlled by or Under Common Control with the Fund

None

Item 30. Indemnification

The Agreement and Declaration of Trust (the "Declaration") provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to the Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person's own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances and to the fullest extent that limitations of liability of agents are permitted by the Delaware Statutory Trust Act (the "Delaware Act"), these Agents (as defined in the Declaration) shall not be responsible or liable for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.

The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of the persons who was or is a party, or is threatened to be made a party to any Proceeding (as defined in the Declaration) because the person is or was an Agent of such Trust. These persons shall be indemnified against any Expenses (as defined in the Declaration), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person's conduct was unlawful. There shall nonetheless be no indemnification for a person's own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, to submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of the Investment Adviser

(i) Franklin Advisers, Inc. (Advisers)

Advisers serves as investment manager to Franklin Allocation VIP Fund, Franklin DynaTech VIP Fund, Franklin Global Real Estate VIP Fund, Franklin Growth and Income VIP Fund, Franklin Income VIP Fund, Franklin Large Cap Growth VIP Fund, Franklin Rising Dividends VIP Fund, Franklin Small-Mid Cap VIP Fund, Franklin Strategic Income VIP Fund, Franklin U.S. Government Securities VIP Fund, Franklin VolSmart Allocation VIP Fund and Templeton Global Bond VIP Fund. The officers and directors of Advisers also serve as officers and/or directors or trustees for (1) the corporate parent of Advisers, Franklin Resources, Inc. (Resources), and/or (2) other investment companies in Franklin Templeton Investments. For additional information, please see Part B and Schedules A and D of Form ADV of Advisers (SEC File 801-26292), incorporated herein by reference, which sets forth the officers and directors of Advisers and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

(ii) Templeton Investment Counsel, LLC (Investment Counsel)

Investment Counsel, an indirect, wholly owned subsidiary of Resources, serves as adviser to Templeton Foreign VIP Fund and as a sub-advisor to Franklin Allocation VIP Fund. For additional information please see Part B and Schedules A and D of Form ADV of Investment Counsel (SEC File 801-15125), incorporated herein by reference, which set forth the officers of Investment Counsel and information as to any business, profession, vocation of employment of a substantial nature engaged in by those officers during the past two years.

(iii) Templeton Global Advisors Limited (TGAL)

TGAL, an indirect, wholly owned subsidiary of Resources, serves as investment manager to Templeton Growth VIP Fund. For additional information please see Part B and Schedules A and D of Form ADV of TGAL (SEC File 801-42343), incorporated herein by reference, which set forth the officers and directors of TGAL and information as to any business, profession, vocation of employment of a substantial nature engages in by those officers and directors during the past two years.

(iv) Templeton Asset Management Ltd. (Asset Management)

Asset Management, an indirect, wholly owned subsidiary of Resources, serves as investment manager to Templeton Developing Markets VIP Fund. For additional information please see Part B and Schedules A and D of Form ADV of Asset Management (SEC File 801-46997), incorporated herein by reference, which set forth the officers and directors of Asset Management and information as to any business, profession, vocation of employment of a substantial nature engaged in by those officers and directors during the past two years.

(v) Franklin Mutual Advisers, LLC (Mutual Advisers)

Mutual Advisers, an indirect, wholly owned subsidiary of Resources, serves as investment manager to the Franklin Mutual Global Discovery VIP Fund, Franklin Mutual Shares VIP Fund and Franklin Small Cap Value VIP Fund. For additional information please see Part B and Schedules A and D of Form ADV of Mutual Advisers (SEC File 801-53068), incorporated herein by reference, which set forth the officers of Mutual Advisers and information as to any business, profession, vocation of employment of a substantial nature engaged in by those officers during the past two years.

(vi) Franklin Templeton Institutional, LLC (FT Institutional)

FT Institutional, serves as a sub-advisor to Franklin Allocation VIP Fund. FT Institutional is a wholly owned subsidiary of Resources. For additional information please see Part B and Schedules A and D of Form ADV of FT Institutional (SEC File 801-

60684), incorporated herein by reference, which sets forth the officers of FT Institutional and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers during the past two years.

(vii) Franklin Templeton Investment Management Limited (FT Investment)

FT Investment serves as the sub-advisor to Templeton Developing Markets VIP Fund. FT Investment is an indirect subsidiary of Templeton Worldwide, Inc., which is a subsidiary of Resources. For additional information please see Part B and Schedules A and D of Form ADV of FT Investment (SEC File 801-55170), incorporated herein by reference, which sets forth the officers and directors of FT Investment and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

(viii) Brandywine Global Investment Management, LLC (Brandywine Global)

Brandywine serves as a sub-advisor to Franklin Allocation VIP Fund. Brandywine Global is a direct wholly-owned subsidiary of Legg Mason and an indirect wholly-owned subsidiary of Resources and is registered as an investment adviser under the Advisers Act. During the last two fiscal years, the directors and officers of Brandywine Global have not been engaged in any business, profession, vocation or employment of a substantial nature other than as directors or officers of Legg Mason and/or Resources, other Legg Mason and Resources subsidiaries and/or other Legg Mason and/or Resources sponsored investment companies. The names and titles of the officers and directors of Brandywine Global are listed in Schedules A and D of Form ADV filed by Brandywine Global pursuant to the Advisers Act, the text of which Schedules are incorporated herein by reference (SEC File No. 801-27797). Brandywine Global is located at 1735 Market Street, Suite 1800, Philadelphia, PA 19103.

(ix) ClearBridge Investments, LLC (ClearBridge)

ClearBridge serves as a sub-advisor to Franklin Allocation VIP Fund. ClearBridge is a direct wholly-owned subsidiary of Legg Mason and an indirect wholly-owned subsidiary of Resources and is registered as an investment adviser under the Advisers Act. With the exception of Matthew Nicholls, who served as Managing Director of Citigroup, Inc. from 1995 to 2019, during the last two fiscal years, the directors and officers of ClearBridge have not been engaged in any business, profession, vocation or employment of a substantial nature other than as directors or officers of Legg Mason and/or Resources, other Legg Mason and Resources subsidiaries and/or other Legg Mason and/or Resources sponsored investment companies. The names and titles of the officers and directors of ClearBridge are listed in Schedules A and D of Form ADV filed by ClearBridge pursuant to the Advisers Act, the text of which Schedules are incorporated herein by reference (SEC File No. 801-64710). ClearBridge is located at 620 Eighth Avenue, New York, New York 10018.

(x) Western Asset Management Company, LLC (Western Asset)

Western Asset serves as a sub-advisor to Franklin Allocation VIP Fund. Western Asset is a direct wholly-owned subsidiary of Legg Mason and an indirect wholly-owned subsidiary of Resources and is registered as an investment adviser under the Advisers Act. With the exception of Andrew Bowden, who joined Western Asset in 2021 and previously served as Executive Vice President, General Counsel and Secretary of Jackson Financial, Inc., during the last two fiscal years, the directors and officers of Western Asset have not been engaged in any business, profession, vocation or employment of a substantial nature other than as directors or officers of Legg Mason and/or Resources, other Legg Mason and Resources subsidiaries and/or other Legg Mason and/or Resources sponsored investment companies. The names and titles of the officers and directors of Western Asset are listed in Schedules A and D of Form ADV filed by Western Asset pursuant to the Advisers Act, the text of which Schedules are incorporated herein by reference (SEC File No. 801-8162). Western Asset is located at 385 E. Colorado Blvd, Pasadena, CA 91101.

(xi) Western Asset Management Company Limited (WAMCL)

WAMCL serves as a sub-advisor to Franklin Allocation VIP Fund. WAMCL is a direct wholly-owned subsidiary of Legg Mason and an indirect wholly-owned subsidiary of Resources and is registered as an investment adviser under the Advisers Act. During the last two fiscal years, the directors and officers of WAMCL have not been engaged in any business, profession, vocation or employment of a substantial nature other than as directors or officers of Legg Mason and/or Resources, other Legg Mason and Resources subsidiaries and/or other Legg Mason and/or Resources sponsored investment companies. The names and titles of the officers and directors of WAMCL are listed in Schedules A and D of Form ADV filed by WAMCL pursuant to the Advisers Act, the text of which Schedules are incorporated herein by reference (SEC File No. 801-21068). WAMCL is located at 10 Exchange Square, Primrose Street, London, EC2A 2EN United Kingdom.

Item 32. Principal Underwriters

(a)	Franklin Distributors, LLC (Distributors) also acts as principal underwriter of shares of:

Franklin Alternative Strategies Funds
Franklin California Tax-Free Income Fund
Franklin California Tax-Free Trust
Franklin Custodian Funds
Franklin ETF Trust
Franklin Federal Tax-Free Income Fund
Franklin Fund Allocator Series
Franklin Global Trust
Franklin Gold and Precious Metals Fund
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Municipal Securities Trust
Franklin Mutual Series Funds
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Series
Franklin Tax-Free Trust
Franklin Templeton ETF Trust
Franklin Templeton Trust
Franklin U.S Government Money Fund
Franklin Value Investors Trust
Institutional Fiduciary Trust
Templeton Developing Markets Trust
Templeton Funds
Templeton Global Investment Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds
Legg Mason ETF Investment Trust
Legg Mason Global Asset Management Trust
Legg Mason Partners Income Trust
Legg Mason Partners Institutional Trust
Legg Mason Partners Investment Trust
Legg Mason Partners Variable Equity Trust
Legg Mason Partners Variable Income Trust
Legg Mason Partners Institutional Trust
Legg Mason Partners Money Market Trust
Western Asset Funds, Inc.
George Putnam Balanced Fund
Putnam Asset Allocation Funds
Putnam California Tax Exempt Income Fund
Putnam Convertible Securities Fund
Putnam Diversified Income Trust
Putnam ETF Trust
Putnam Focused International Equity Fund
Putnam Funds Trust
Putnam Global Health Care Fund
Putnam Global Income Trust
Putnam High Yield Fund
Putnam Income Fund

Putnam International Equity Fund
Putnam Investment Funds
Putnam Large Cap Value Fund
Putnam Massachusetts Tax Exempt Income Fund
Putnam Minnesota Tax Exempt Income Fund
Putnam Money Market Fund
Putnam Mortgage Securities Fund
Putnam New Jersey Tax Exempt Income Fund
Putnam New York Tax Exempt Income Fund
Putnam Ohio Tax Exempt Income Fund
Putnam Pennsylvania Tax Exempt Income Fund
Putnam Sustainable Leaders Fund
Putnam Target Date Funds
Putnam Tax Exempt Income Fund
Putnam Tax-Free Income Trust
Putnam Variable Trust

(b) The information required with respect to each director and officer of Distributors is incorporated by reference to Part B of this N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 008-05889).

(c) Not Applicable. Registrant’s principal underwriter is an affiliated person of the Registrant.

Item 33. Location of Accounts and Records

The accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, are kept by the Fund at One Franklin Parkway, San Mateo, CA 94403-1906 or by its shareholder service agent, Franklin Templeton Investor Services, LLC at 100 Fountain Parkway, St. Petersburg, FL 33716.

Item 34. Management Services

Not Applicable

Item 35. Undertakings

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and it has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 24th day of March 2026.

FRANKLIN TEMPLETON VARIABLE INSURANCE

PRODUCTS TRUST, a Delaware Statutory Trust

By: /s/Navid J. Tofigh

Navid J. Tofigh

Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated on behalf of Franklin Templeton Variable Insurance Products Trust, a Delaware Statutory Trust:

Edward D. Perks*
Edward D. Perks	President and Chief Executive Officer – Investment Management
Dated: March 24, 2026

Christopher Kings*
Christopher Kings	Chief Executive Officer - Finance and Administration
Dated: March 24, 2026

Jeffrey W. White*
Jeffrey W. White	Chief Financial Officer and Chief Accounting Officer
Dated: March 24, 2026

Harris J. Ashton*	Trustee
Harris J. Ashton	Dated: March 24, 2026

Terrence J. Checki*	Trustee
Terrence J. Checki	Dated: March 24, 2026

Mary C. Choksi*	Trustee
Mary C. Choksi	Dated: March 24, 2026

Edith E. Holiday*	Trustee
Edith E. Holiday	Dated: March 24, 2026

Gregory E. Johnson*	Trustee
Gregory E. Johnson	Dated: March 24, 2026

Rupert H. Johnson, Jr.*	Trustee
Rupert H. Johnson, Jr.	Dated: March 24, 2026

J. Michael Luttig*	Trustee
J. Michael Luttig	Dated: March 24, 2026

Larry D. Thompson*	Trustee
Larry D. Thompson	Dated: March 24, 2026

Valerie M. Williams*	Trustee

Valerie M. Williams	Dated: March 24, 2026

*By:  /s/Navid J. Tofigh

Navid J. Tofigh, as Attorney-in-Fact*

(Pursuant to power of attorney previously filed)

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
REGISTRATION STATEMENT

EXHIBITS INDEX

The following exhibits are attached: None